COLLEGE RETIREMENT EQUITIES FUND
(CREF)

SUPPLEMENT NO. 1

dated May 23, 2008

to the May 1, 2008 Statement of Additional Information (SAI)

CHANGES TO TRUSTEE INFORMATION

The following information hereby replaces in its entirety the biographical information for Michael A. Forrester contained on page B-22 of the SAI:

Number of
		Term of	Principal	Portfolios in
Name,	Position(s)	Office and	Occupation(s)	Fund Complex
Address and	Held with	Length of	During	Overseen by	Other Directorships
Date of Birth	CREF	Time Served	Past 5 Years	Trustee	Held by Trustee
Michael A. Forrester	Trustee	One-year term.	Chief Operating Officer	61	Member, Board of Directors of Copper Rock
c/o Office of the		Trustee since	(since September 2007)		Capital Partners, LLC (investment adviser).
Corporate Secretary		September 2007.	of Copper Rock Capital
730 Third Avenue			Partners, LLC (investment
New York, NY 10017-3206			adviser). Formerly, Chief
DOB: 11/05/67			Operating Officer, DDJ
Capital Management
(2003-2006); and Executive
Vice President (2000-2002),
Senior Vice President
(1995-2000) and Vice
President (1992-1995),
Fidelity Investments.

CHANGES TO CREF’S OFFICERS

Effective May 20, 2008, the Board of Trustees appointed William Mostyn as Vice President and Corporate Secretary of CREF. He replaces Marjorie Pierre-Merritt, who had held the position of Vice President and Acting Corporate Secretary. Ms. Pierre-Merritt will no longer serve as Vice President and Acting Corporate Secretary of CREF. Also, certain biographical information for Messrs. Evans, Martens and Van Dolsen has been updated. Accordingly, all references to Ms. Pierre-Merritt as Vice President and Acting Corporate Secretary should be removed from the list of officers on pages B-23 through B-24 in the SAI. Additionally, the following information should be added to and/or replace existing entries in the list of officers (as applicable):

Name,	Position(s)	Term of Office
Address and	Held with	and Length of
Date of Birth	CREF	Time Served	Principal Occupation(s) During Past 5 Years
Scott E. Evans	Executive Vice	One-year term.	Executive Vice President (since 1999) and Head of Asset Management
TIAA-CREF	President	Executive Vice	(since 2006) of TIAA, CREF and TIAA Separate Account VA-1. President
730 Third Avenue	and Head	President since	and Principal Executive Officer of the TIAA-CREF Institutional Mutual Funds
New York, NY 10017-3206	of Asset	1998 and	and the TIAA-CREF Life Funds (since 2007). Director of TPIS (since
DOB: 5/11/59	Management	Head of Asset	2006) and Advisors (since 2004). President and Chief Executive Officer
		Management	of TCIM and Advisors and Manager of TCIM (since 2004). Formerly, Man-
		since 2006.	ager of TIAA Realty Capital Management, LLC (2004-2006), and Chief
Investment Officer of TIAA (2004-2006) and the TIAA-CREF Fund Com-
plex (2003-2006); and Executive Vice President and Head of Asset Man-
agement of the TIAA-CREF Institutional Mutual Funds and the TIAA-CREF
Life Funds (2006-2007).
Erwin W. Martens	Executive	One-year term.	Executive Vice President, Risk Management, of TIAA and the TIAA-CREF
TIAA-CREF	Vice President	Executive Vice	Fund Complex (since 2003). Director of Advisors (since 2004) and TPIS
730 Third Avenue		President since	(since 2003) and Manager of TCIM (since 2004). Formerly, Managing
New York, NY 10017-3206		2003.	Director and Chief Risk Officer, Putnam Investments (1999-2003); and
DOB: 3/8/56			Head and Deputy Head of Global Market Risk Management, Lehman
Brothers (1997-1999).

Name,	Position(s)	Term of Office
Address and	Held with	and Length of
Date of Birth	CREF	Time Served	Principal Occupation(s) During Past 5 Years
William Mostyn	Vice President	One-year term.	Vice President and Corporate Secretary of TIAA and the TIAA-CREF Fund
TIAA-CREF	and Corporate	Vice President	Complex (since May 2008). Formerly, Deputy General Counsel and Cor-
730 Third Avenue	Secretary	and Corporate	porate Secretary, Bank of America (2005-2008); and Deputy General
New York, NY 10017-3206		Secretary since	Counsel, Secretary and Corporate Governance Officer, The Gillette Com-
DOB: 1/18/48		May 2008.	pany (2000-2005).
Edward D. Van Dolsen	Executive	One-year term.	Executive Vice President, Institutional Client Services (since 2006). Direc-
TIAA-CREF	Vice President	Executive Vice	tor of Tuition Financing and Manager of Services (since 2006). President
730 Third Avenue		President since	and CEO, TIAA-CREF Redwood, LLC (since 2006). Formerly, Senior Vice
New York, NY 10017-3206		2006.	President, Pension Products (2003-2006) and Vice President, Support
DOB: 4/21/58			Services (1998-2003), of TIAA and the TIAA-CREF Fund Complex.

EQUITY OWNERSHIP OF TRUSTEES

The chart that includes information relating to equity securities that are beneficially owned by CREF trustees on page B-25 of the SAI is hereby replaced in its entirety to read as follows:

DISINTERESTED TRUSTEES

	Dollar Range of	Aggregate Dollar Range of Securities in All Registered Investment
Name of Trustee	Securities in CREF	Companies Overseen by Trustee in the TIAA-CREF Fund Complex
Forrest Berkley	Money Market Account – $1 – 10,000
Bond Market Account – $50,001 – $100,000
	Growth Account – $50,001 – $100,000	Over $100,000
Nancy A. Eckl	Stock Account – $10,001 – $50,000
	Global Equities Account – $10,001 – $50,000	$50,001 – $100,000
Eugene Flood, Jr.	None	Over $100,000
Michael A. Forrester	Money Market Account – $10,001 – $50,000	$10,001 – $50,000
Howell E. Jackson	Stock Account – Over $100,000
Social Choice Account – $10,001 – $50,000
Bond Market Account – $50,001 – $100,000
Global Equities Account – Over $100,000
	Equity Index Account – $10,001 – $50,000	Over $100,000
Nancy L. Jacob	Stock Account – Over $100,000	Over $100,000
Bridget A. Macaskill	None	Over $100,000
James M. Poterba	Stock Account – $100,000
Global Equities Account – Over $100,000
	Equity Index Account – $50,001 – $100,000	Over $100,000
Maceo K. Sloan	Stock Account – Over $100,000
Social Choice Account – $10,001 – $50,000
Global Equity Account – $10,001 – $50,000
Growth Account – $10,001 – $50,000
	Equity Index Account – $10,001 – $50,000	Over $100,000
Laura T. Starks	Stock Account – Over $100,000
	Money Market Account – $10,001 – $100,000	Over $100,000

TRUST NAME CHANGE

Effective October 25, 2008, the TIAA-CREF Institutional Mutual Funds will remove the terms “Institutional” and “Mutual” from its name. Accordingly, at that time, all references throughout the SAI to the term “TIAA-CREF Institutional Mutual Funds” will be replaced in their entirety to read as follows:
“TIAA-CREF Funds.”

A11626 (5/08)